Pension and Other Post-Retirement Benefits - Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	$ (451)	$ (452)
Merger impact 1	(142)
Current service cost for benefits earned during the year	(67)
Interest (expense) income	(15)
Past service cost, including curtailment gains and settlements 2	157
Foreign exchange rate changes and other	12
Components of defined benefit expense recognized in earnings	87	(75)
Changes in financial assumptions	210
Changes in demographic assumptions	11
Loss on plan assets (excluding amounts included in net interest)	(149)
Remeasurements of the net defined benefit liability recognized in OCI during the year	72	66
Employer contributions	53
Cash flows	53	10
Ending Balance	(381)	(451)
Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	24
Ending Balance	27	24
Pension and other post retirement benefits liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(440)
Ending Balance	(395)	(440)
Payables and accrued charges [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(35)
Ending Balance	(13)	(35)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(1,831)	(1,698)
Merger impact 1	(347)
Current service cost for benefits earned during the year	(67)
Interest (expense) income	(77)
Past service cost, including curtailment gains and settlements 2	157
Foreign exchange rate changes and other	39
Components of defined benefit expense recognized in earnings	52	(131)
Changes in financial assumptions	210
Changes in demographic assumptions	11
Remeasurements of the net defined benefit liability recognized in OCI during the year	221	(57)
Contributions by plan participants	(6)
Benefits paid	114
Cash flows	108	55
Ending Balance	(1,797)	(1,831)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	1,380	1,246
Merger impact 1	205
Interest (expense) income	62
Foreign exchange rate changes and other	(27)
Components of defined benefit expense recognized in earnings	35	56
Loss on plan assets (excluding amounts included in net interest)	(149)
Remeasurements of the net defined benefit liability recognized in OCI during the year	(149)	123
Contributions by plan participants	6
Employer contributions	53
Benefits paid	(114)
Cash flows	(55)	(45)
Ending Balance	$ 1,416	$ 1,380